Other Assets (Tables)	12 Months Ended
Mar. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets

	March 31,
	2023	2022
Intangible assets and deferred costs, net (3)	$63,584	$47,334
Prepayment of land leased from ILA (1)	12,560	12,790
Right-of-use (ROU) assets (2)	3,872	5,422
Other	2,117	157
Severance pay fund (4)	1,014	1,190
	$83,147	$66,893

(1)
The ILA lease agreements are standard agreements covering substantial portions of the land of Israel. The standard agreements call for a lease period of 49 years, with an option for additional lease periods. A majority of the Company’s leases are in the beginning of the second 49-year period, and the remaining leases still in the first 49-year period have the option for additional lease period. This amount was prepaid. See Note 2.k.
(2)
As of April 1, 2019, the Company commenced lease accounting in accordance with ASU 2016-02, “Leases (Topic 842).” The Company currently has leased offices, warehouse space, and equipment under operating leases for periods through 2026. See Note 13.
(3)
See Note 8.
(4)
Under Israeli law, the Company is required to make severance or pension payments to dismissed employees and to employees terminating employment under certain other circumstances. Deposits are made with a pension fund or other insurance plans to secure pension and severance rights for the employees in Israel. These amounts represent the balance of the deposits in those funds (including profits) that will be used to cover the Company’s severance obligations. See Note 12.b.

Pension, Retirement Savings and Severance Expenses	The Company’s matching contribution to the plans was $2,785, $1,273, and $1,369 for the years ended March 31, 2023, 2022, and 2021, respectively.

	Years ended March 31,
	2023	2022	2021
Pension, retirement savings and severance expenses	$6,204	$6,732	$8,064